Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Income Loss Per Share Abstract
Net income (loss) attributable to common stockholders, diluted	$ (17,029)	$ (23,507)	$ 17,760	$ (43,016)